Note 14 - Stock Options	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 14 – STOCK OPTIONS

The Company has three share-based compensation plans as described below. Total compensation cost that has been charged against income for those plans was $0 for both 2010 and 2011. Consequently, there was no income tax benefit recorded for either 2010 or 2011.

Stock Option Plans

Options to buy stock were granted to officers under the 1998 Employee Stock Option Plan, which provided for issue of options for up to 150,000 shares of stock of the Company.  Exercise price is not less than the market price at date of grant. The maximum option term is ten years, and presently outstanding options vested over three years.

Options to buy stock were granted to nonemployee directors of the Company under the Director Stock Option Plans of 2003 and 2005. Both plans provided for the issuance of options for up to 20,000 shares of stock of the Company. The exercise price for options issued under these plans was not less than the market price per share as of the date of grant. The maximum option term is ten years for both plans. Outstanding options under the plans were exercisable in full as of the date the options were granted.

A summary of the activity in the plans for 2011 is as follows:

	Number of Shares Subject to Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value*
Outstanding at beginning of year	47,300	$11.01
Granted	0	0
Exercised	0	0
Forfeited or expired	(4,500)	(14.04)
Outstanding at end of year	42,800	$10.69	1.3	$0
Exercisable at end of year	42,800	$10.69	1.3	$0

*The stock price at December 31, 2011 did not exceed the weighted average option exercise price.

All outstanding options are fully vested, therefore there is no unrecognized compensation cost related to options.

As of December 31, 2011, there were 2,000 shares available for grant in the Director Stock Option Plan of 2005 and 53,000 shares available to grant in the Employee Stock Option Plan of 2005.